Financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	10. Financial instruments
Valuation hierarchy of financial instruments carried at fair value on a recurring basis
The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 “Fair Value Measurement” at
30 June 2026 and 31 December 2025.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

	30 June 2026					31 December 2025
	Held at fair value			Held at amortised cost US$m	Total US$m	Held at fair value			Held at amortised cost US$m	Total US$m
	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m			Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	2,788	—	—	6,125	8,913	3,725	—	—	5,147	8,872
Investments in equity shares and funds(e)	120	—	137	—	257	179	—	139	—	318
Other investments, including loans(f)	23	4	307	389	723	25	3	324	481	833
Trade and other financial receivables(g)	3	962	—	2,712	3,677	4	1,440	—	2,469	3,913
Loans to equity accounted units	—	—	—	799	799	—	—	—	800	800
Forward, option and embedded derivative contracts: designated as hedges(h)	—	—	267	—	267	—	—	59	—	59
Forward, option and embedded derivative contracts, not designated as hedges(h)	—	131	89	—	220	—	23	89	—	112
Derivatives related to net debt(i)	—	42	—	—	42	—	151	—	—	151

Liabilities
Trade and other financial payables(j)	—	(128)	—	(7,800)	(7,928)	—	(190)	—	(7,923)	(8,113)
Forward, option and embedded derivatives contracts, designated as hedges(h)	—	—	(244)	—	(244)	—	—	(277)	—	(277)
Forward, option and embedded derivatives contracts, not designated as hedges(h)	—	(102)	(166)	—	(268)	—	(68)	(162)	—	(230)
Derivatives related to net debt(i)	—	(304)	—	—	(304)	—	(231)	—	—	(231)
Other financial liabilities	—	—	—	(136)	(136)	—	—	—	(66)	(66)
(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include market quoted FX rates, credit default spread, quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data. Valuation techniques include discounted cash flows or closely related listed product, as appropriate.
10. Financial instruments (continued)
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs), including forward electricity or commodity prices, energy volume or mine production, using valuation techniques such as discounted cash flows or option pricing models, as appropriate. The change in valuation of our level 3 instruments for the period to 30 June 2026 and 31 December 2025 is as follows:

	30 June 2026	31 December 2025
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	172	216
Currency translation adjustments	7	16
Total realised (losses)/gains included in net operating costs	(24)	31
Total unrealised gains included in net operating costs	61	136
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	154	(105)
Additions/acquisitions of financial assets and liabilities	2	85
Disposals/maturity of financial assets and liabilities	18	(207)
Closing balance	390	172
Net gains included in the income statement for assets and liabilities held at period end	34	113
(d)Our Cash and cash equivalents of US$8,913 million (31 December 2025: US$8,872 million) includes US$2,788 million (31 December 2025: US$3,725 million) relating to money market funds which are treated as FVTPL under
IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$186 million (31 December 2025: US$240 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income. The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. Royalty receivables include amounts arising from our previously divested coal businesses with a fair value of US$266 million (31 December 2025: US$275 million).
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the
Group's products, as it operates in active and freely traded commodity markets. At 30 June 2026, US$938 million
(31 December 2025: US$1,431 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME,
Midwest premium and billet premium with terms expiring between 2029 and 2036 (31 December 2025: 2026 and
2036), as well as renewable power purchase agreements which are linked to forward electricity prices with terms expiring between 2026 and 2054 (31 December 2025: 2026 and 2054).
(i)Net debt derivatives include interest rate swaps and cross-currency swaps.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units.
There were no material transfers between level 1 and level 2, or between level 2 and level 3 in the current or prior period.
Fair values disclosure of financial instruments
The following table shows the carrying value and fair value of our borrowings including those which are not carried at an amount which approximates their fair value as at 30 June 2026 and
31 December 2025. The fair values of some of our financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2026		31 December 2025
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Listed bonds(a)	17,141	16,851	17,336	17,148
Oyu Tolgoi project finance	3,277	3,439	3,755	3,990
Rincon funding facility(b)	158	158	–	–
Other	838	797	840	795
Total borrowings (including overdrafts)	21,414	21,245	21,931	21,933
(a)In 2025, we issued US$9 billion of fixed and floating rate SEC-registered debt securities. The bonds consist of eight tranches of varying principal amount, tenor and coupon. One tranche consisting of US$500 million three-year notes is priced at a floating rate coupon of Compounded SOFR plus 0.84% maturing in 2028, with the remaining seven tranches priced at fixed coupons ranging between 4.375% and 5.875% and maturity dates ranging between 2027 and 2065.
(b)On 11 March 2026, we secured a US$1,175 million funding facility (the 'facility') from four international lenders, comprising the
International Finance Corporation, Inter-American Development Bank Invest, Export Finance Australia and the Japan Bank for
International Cooperation, to support the development of the Rincon lithium project in Argentina's Salta Province. The facility has a ten-year term and matures in 2036. During the six months ended 30 June 2026, the amount drawn under the facility, net of transaction costs was US$158 million.
Borrowings relating to listed bonds are categorised as level 1 in the fair value hierarchy while those relating to project finance drawn down by Oyu Tolgoi (OT) use a number of level 3 valuation inputs. Our remaining borrowings have a fair value measured by discounting estimated cash flows with an applicable market quoted yield, and are categorised as level 2 in the fair value hierarchy.
The Group’s borrowings of US$21,414 million (31 December 2025: US$21,931 million) include
US$3,451 million (31 December 2025: US$3,795 million) of subsidiary entity borrowings that are subject to various financial and general covenants, including, in some cases, environmental and social covenants; the non-compliance with these covenants, if not remediated, would permit the lender to immediately call the loan and borrowings. This includes our project finance borrowings in
OT and Rincon funding facility which require the maintenance of certain debt-to-equity ratios and
OT also requires maintenance of a debt service coverage ratio. Based on our forecasting, we consider this risk of non-compliance with these covenants to be remote. The covenants with all respective borrowers were in compliance as at 30 June 2026 and are expected to be in compliance within 12 months after the reporting date.